PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.7%
Municipal Bonds
Alabama 1.4%
Alabama Public School and College Authority, Revenue, Social Bonds, Series A, Rfdg	5.000%	11/01/27	1,075	$1,400,757
Black Belt Energy Gas District,
Revenue, Project 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	500	589,725
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000	12/01/49	645	745,814

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	407,536
				3,143,832
Alaska 2.3%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,321,930
City of Valdez, Revenue, ExxonMobil Project, Rfdg, FRDD	0.100(cc)	12/01/29	4,005	4,005,000
				5,326,930
Arizona 4.0%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	0.961(c)	01/01/37	2,500	2,424,869
Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital, Series A	5.000	02/01/27	200	249,010
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400	12/01/35	1,145	1,206,681
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,010	1,161,167

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	551,960
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	390	408,798
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	543,700
Salt River Project Agricultural Improvement & Power District, Revenue, Forward Delivery, Series A, Rfdg(hh)	5.000	01/01/28	375	471,577

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Salt Verde Finance Corp.,
Revenue, National Gas Utility	5.250%	12/01/21	815	$846,215
Revenue, National Gas Utility	5.250	12/01/26	1,125	1,378,789
				9,242,766
California 5.4%
California Health Facilities Financing Authority, Revenue, Providence St. Joseph Health Project, Series C, Rfdg, (Mandatory Put Date 10/01/25)	5.000	10/01/39	500	608,280
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	375	402,615
Revenue, Chevron USA, Recovery Zone, Series A, FRDD	0.100(cc)	11/01/35	100	100,000
Revenue, ExxonMobil Project, Rfdg, FRDD	0.100(cc)	12/01/29	210	210,000
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22(d)	250	161,091
Revenue, Waste Management Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	1,057,590
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21	400	406,524
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	300,591
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	358,977
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	400	430,072

California State Public Works Board, Revenue, Forward Delivery, Series A, Rfdg(hh)	5.000	02/01/28	1,175	1,443,053
Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	778,012
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	239,672
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26	1,000	1,214,250
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,100	1,370,072

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.599(c)	11/15/27	700	703,563

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

San Diego County Water Authority, Revenue, Green Bond, Series A, Rfdg(hh)	5.000%	05/01/28	500	$654,505
State of California, GO, Rfdg	5.000	11/01/28	1,500	2,005,185
				12,444,052
Colorado 3.4%
City & County of Denver, Airport System, Revenue, Series A, AMT, Rfdg	5.000	11/15/28	250	313,015
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	480	509,544
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	303,669
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/27	1,000	1,255,780
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	256,206
Revenue, Commonspirit Health, Series A-2, Rfdg	5.000	08/01/26	230	281,354
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 08/01/26)	5.000	08/01/49	1,330	1,606,786
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	128,843
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	324,185
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	950	979,536

Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,232,704
Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000	07/15/27	500	622,385
				7,814,007
Connecticut 3.5%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	600	612,426
State of Connecticut,
Revenue, Special Tax Obligation, Series A	5.000	05/01/22	250	265,548
Revenue, Special Tax Obligation, Series A	5.000	05/01/27	500	634,465
Revenue, Special Tax Obligation, Series A	5.000	05/01/29	1,000	1,329,840
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	300,561
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	830	968,311
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	760	915,412

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
State of Connecticut, (cont’d.)
Series 2021-A, GO(hh)	4.000%	01/15/28	1,500	$1,831,035
Series C, GO	5.000	06/15/26	1,000	1,237,170
				8,094,768
Delaware 0.6%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	335	348,976
Delaware Transportation Authority, Revenue, Rfdg	5.000	07/01/28	850	1,127,967
				1,476,943
District of Columbia 2.3%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	335	341,301
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	145	172,186
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	210	223,194
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,478,140
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	2,002,983
				5,217,804
Florida 8.2%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	283,917
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	649,627
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	596,620
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,258,800
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,281,550

Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg (Escrowed to Maturity Date 04/01/21)(ee)	4.000	04/01/21	40	40,358
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/24	1,000	1,159,290
Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000	10/01/25	1,500	1,678,785

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

JEA Electric System, Revenue, Sub-Series A, Rfdg	5.000%	10/01/28	1,000	$1,305,280
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	180	180,700
Special Assessment	4.250	05/01/25	300	312,651
Special Assessment	4.250	05/01/26	250	260,105
Special Assessment	4.625	05/01/27	500	542,190

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,134,900
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/25	1,900	2,299,247
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	168,824
Revenue, Orlando Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	25	26,074

Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	370	402,127
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	90	90,220
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	75	75,494
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/21	155	155,618
Special Assessment, Revenue, Rfdg	4.000	05/01/26	235	270,506
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,160	1,168,700
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,485	1,593,346
Special Assessment, Revenue, Rfdg	4.000	05/01/25	915	998,832
Special Assessment, Revenue, Rfdg	4.000	05/01/26	280	305,460

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	216,962
Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	240	245,362
				18,701,545
Georgia 5.9%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	258,905
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,033,200

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Burke County Development Authority, (cont’d.)
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250%	11/01/45	500	$537,235

City of Atlanta Department of Aviation, Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	644,305
Georgia State Road & Tollway Authority, Grant Anticipation Revenue Vehicle	5.000	06/01/27	1,075	1,374,409
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.854(c)	04/01/48	1,200	1,200,210
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000	08/01/49	1,905	2,160,422
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	700	820,939
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,860	2,037,556
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,277,000
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	700	794,129
Revenue, Project One, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	575	694,479

Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	670	704,271
				13,537,060
Hawaii 0.5%
State of Hawaii Harbor System, Revenue, Series A, AMT, Rfdg	4.000	07/01/33	1,000	1,188,550
Idaho 0.5%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	1,042,910
Illinois 13.6%
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	925	1,080,150
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	217,420

Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,657,889
City of Chicago,
Series 2003 B, GO, Rfdg	5.000	01/01/23	370	391,811
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	705,665

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
City of Chicago, (cont’d.)
Series C, GO, Unrefunded, Rfdg	5.000%	01/01/22	345	$355,250
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	638,991
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,032,075
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	335	384,982
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	384,529
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	295,456
Revenue, Second Lien, Rfdg	5.000	11/01/22	840	901,774
Revenue, Second Lien, Rfdg	5.000	11/01/27	135	144,908

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	314,778
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,108,440
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,181,740
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	598,188
Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	1.458(c)	05/01/36	500	499,494
Revenue, Series B-2, Rfdg, (Mandatory Put Date 11/15/26)	5.000	05/15/50	1,000	1,197,430
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,360	1,757,378
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,125	2,745,904
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	755	803,358
Revenue	5.000	06/01/24	1,080	1,243,220
Revenue	5.000	06/01/25	100	119,199
Revenue	5.375	06/01/21	1,100	1,122,297

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	920,269
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,221,030
State of Illinois,
GO	5.000	02/01/22	200	208,146
GO	5.000	05/01/23	110	118,450
GO, Rfdg	5.000	08/01/24	515	542,372
Revenue, Junior Obligation, Rfdg	5.000	06/15/24	705	769,106

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois, (cont’d.)
Revenue, Junior Series D, BAM, Rfdg	5.000%	06/15/25	1,325	$1,554,808
Series A, GO	4.000	01/01/22	75	77,107
Series A, GO	4.000	01/01/23	360	369,756
Series A, GO	5.000	04/01/22	1,000	1,046,260
Series D, GO	5.000	11/01/23	1,500	1,628,040
Series D, GO	5.000	11/01/26	1,100	1,237,148

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	500,187
				31,075,005
Indiana 0.8%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	549,555
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,220,470
				1,770,025
Iowa 0.5%
Iowa Finance Authority, Revenue, Lifespace communities Inc.	2.875	05/15/49	500	500,575
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	500	613,115
				1,113,690
Kentucky 1.7%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	750	763,328
Kentucky Public Energy Authority,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,235	1,405,084
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,480	1,666,569
				3,834,981
Louisiana 1.4%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	108,654

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)
City of New Orleans, (cont’d.)
GO, Rfdg	5.000%	12/01/23	150	$169,617
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	330,708
Revenue	5.000	06/01/24	200	228,560

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	515,840
Louisiana Public Facilities Authority,
Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,256,072
Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	279,726

Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	204,060
				3,093,237
Maryland 0.2%
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	388,203
Massachusetts 1.7%
Commonwealth of Massachusetts,
Consolidated Loans, Series E, GO	5.000	11/01/27	1,000	1,304,970
Series A, Revenue Anticipation Notes, GO	2.000	04/21/21	2,000	2,010,520

Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	500	658,555
				3,974,045
Michigan 0.8%
Michigan Finance Authority,
Revenue, Local Government Loan Program, NATL, Series D-6, Rfdg	5.000	07/01/25	320	367,222
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	427,996
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	634,270
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	250	329,975
				1,759,463

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.3%
County of Warren, Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900%	09/01/32	250	$265,135
Mississippi Business Finance Corp., Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	528,415
				793,550
Missouri 0.6%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,259,410
Nebraska 0.4%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	875	983,579
Nevada 0.2%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	511,065
New Jersey 6.9%
New Jersey Building Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	61,268
Revenue, Series A, Unrefunded, Rfdg	5.000	06/15/21	625	637,600
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc., Project, Series E, AMT, Rfdg	0.850	12/01/25	500	501,035
Revenue, American Water Co., Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	506,835
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	515,870
Revenue, Series XX, Rfdg	5.000	06/15/22	860	915,203
Revenue, Series XX, Rfdg	5.000	06/15/24	420	478,787
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	506,674
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000	07/01/24	275	318,560
Revenue, Hackensack Meridian Health, Series A, Rfdg	5.000	07/01/25	495	594,282

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Health Care Facilities Financing Authority, (cont’d.)
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000%	07/01/27	450	$551,497
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	552,755
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	127,854
New Jersey Transportation Trust Fund Authority,
Revenue, Transportation Program, Series AA	5.000	06/15/22	895	952,450
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	607,400
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	325,722
Revenue, Transportation System, Series B, AGC, Rfdg	5.500	12/15/21	175	182,236
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	320	369,504
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.808(c)	01/01/24	1,000	1,009,011
South Jersey Transportation Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	182,095
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	181,344
State of New Jersey,
COVID-19, Emegency Bonds, Series A, GO	5.000	06/01/26	1,140	1,393,103
GO	5.000	06/01/21	150	152,774
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	935	1,118,784
Revenue, Series A, Rfdg	5.000	06/01/26	880	1,086,474
Revenue, Series A, Rfdg	5.000	06/01/27	1,360	1,724,562
Revenue, Series A, Rfdg	5.000	06/01/30	105	134,727
				15,688,406
New York 4.3%
City of New York, Fiscal 2008, Series J-5, GO	5.000	08/01/28	1,000	1,309,400
Metropolitan Transportation Authority, Revenue, Sub-Series B-2A, Bond Anticipation Notes	5.000	05/15/21	3,500	3,537,485
New York City Transitional Finance Authority, Revenue, Future Tax Secured, Sub-Bonds, Series D-1, Rfdg	5.000	11/01/28	1,000	1,327,110
New York State Dormitory Authority,
Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	150	174,395
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	565	643,411
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	700	797,146
Revenue, Sub-Series B, Revenue Anticipation Notes	5.000	03/31/21	1,545	1,562,489

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, Rfdg, AMT	5.000%	12/01/25	200	$236,440
TSASC, Inc., Revenue, Series A, Rfdg	5.000	06/01/24	250	287,777
				9,875,653
North Carolina 0.8%
North Carolina Turnpike Authority, Revenue, Bond Anticipation Notes	5.000	02/01/24	1,560	1,769,602
Ohio 2.4%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	230,160
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,130	1,466,333
County of Allen Hospital Facilities, Revenue, Series A, Rfdg	5.000	08/01/27	560	710,612
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,373,892
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	801,634

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	250	293,295
Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	524,260
				5,400,186
Oklahoma 2.2%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	502,080
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	926,904
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,345,883
Oklahoma Turnpike Authority,
Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/28	1,000	1,305,710
Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/29	730	975,258
				5,055,835

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 5.4%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750%	10/01/24	270	$284,018
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	260	284,866
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/21	425	432,939
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	335	385,974
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,191,990
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,212,060
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	612,385

Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	275	362,576
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	549,665
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	675	837,621
Pennsylvania Higher Educational Facilities Authority,
Revenue, University of Pennsylvania Health System	5.000	08/15/28	500	655,005
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	500	600,870
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,345	1,769,953
Revenue, Series A-2, Rfdg	5.000	12/01/26	1,015	1,284,219
Revenue, Sub-Series A	5.000	12/01/29	525	689,582
Philadelphia Gas Works Co.,
Revenue, Rfdg	5.000	08/01/25	340	407,650
Revenue, Sixteenth Series A, AGM	5.000	08/01/27	700	885,556
				12,446,929
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	(1.314)(s)	07/01/24	259	242,364
Rhode Island 1.5%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	575,467
Revenue, Series A, Rfdg	5.000	06/01/23	380	422,199

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Rhode Island (cont’d.)
Tobacco Settlement Financing Corp., (cont’d.)
Revenue, Series A, Rfdg	5.000%	06/01/24	1,940	$2,173,052
Revenue, Series A, Rfdg	5.000	06/01/28	240	276,029
				3,446,747
South Carolina 1.2%
County of Richland, Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,070	1,148,024
South Carolina Public Service Authority,
Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	291,696
Revenue, Series C, Rfdg	5.000	12/01/24	610	713,968
Revenue, Series C, Rfdg	5.000	12/01/29	500	582,655
				2,736,343
Texas 7.8%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	537,855
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	667,126
Revenue, Sub. Lien, Rfdg	5.000	01/01/21	180	180,000
Revenue, Sub-Series F, Bond Anticipation Notes	5.000	01/01/25	625	716,756
City of Houston Airport System,
Revenue, Sub. Lien, Series A, AMT, Rfdg, (Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,068,490
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,183,170
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	180	185,153
Revenue, Idea Public Schools, (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	423,325
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	653,987
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	244,986
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/22	150	159,318
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	164,712
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	0.120(cc)	12/01/25	1,040	1,040,000
Revenue, ExxonMobil Project, FRDD	0.130(cc)	06/01/30	300	300,000

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Gulf Coast Authority, (cont’d.)
Revenue, ExxonMobil Project, Series B, FRDD	0.130%(cc)	06/01/25	230	$230,000

Harris County Toll Road Authority, Revenue, First Lien, Rfdg(hh)	5.000	08/15/28	1,250	1,655,213
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	35	35,551
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	516,588
Lower Neches Valley Authority Industrial Development Corp.,
Revenue, ExxonMobil Project, FRDD	0.070(cc)	11/01/38	140	140,000
Revenue, ExxonMobil Project, Series A, Rfdg, FRDD	0.100(cc)	11/01/29	795	795,000
Revenue, ExxonMobil Project, Series B, Rfdg, FRDD	0.130(cc)	11/01/29	350	350,000

New Hope Cultural Education Facilities Finance Corp., Revenue, Tarelton State University Student Housing Project, Series A (Escrowed to Maturity Date 04/01/21)(ee)	4.000	04/01/21	300	302,568
North Texas Tollway Authority,
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	600	708,714
Revenue, Second Tier, Series A, Rfdg	5.000	01/01/21	100	100,000
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/26	450	491,135
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	250	303,448
Revenue, Series A, Rfdg	5.000	01/01/26	715	812,948

State of Texas, Revenue, Transportation	4.000	08/26/21	1,725	1,768,246
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resource System, Series A, Rfdg	5.000	02/15/26	315	385,336
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	694,518

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	830	994,282
				17,808,425
Utah 3.0%
County of Utah, Revenue, IHC Health Services, Inc., Series B, (Mandatory Put Date 08/01/26)	5.000	05/15/60	3,015	3,754,308
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	360	383,098

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)
Salt Lake City Corp. Airport, (cont’d.)
Revenue, Series A, AMT	5.000%	07/01/23	500	$552,955
Revenue, Series A, AMT	5.000	07/01/26	1,085	1,320,901
Revenue, Series A, AMT	5.000	07/01/28	250	310,025
Revenue, Series A, AMT	5.000	07/01/28	500	637,485
				6,958,772
Virginia 0.7%
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,031,250
Revenue, Elizabeth River, Senior Lien	4.250	07/01/22	225	236,484

Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	255,350
				1,523,084
Washington 1.8%
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,297,670
University of Washington, Revenue, Forward Delivery, Series C, Rfdg(hh)	5.000	04/01/26	1,500	1,849,380
Washington Health Care Facilities Authority, Revenue, Providence Health & Services, Series A, Rfdg	5.000	10/01/21	905	935,652
				4,082,702
West Virginia 1.6%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	508,195
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,069,850
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 12/15/25)	0.625	12/01/38	1,500	1,500,045
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	513,060
				3,591,150

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.8%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000%	06/01/23	500	$527,190
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	1,175	1,231,153
				1,758,343

TOTAL INVESTMENTS 100.7% (cost $222,582,017)				230,171,961
Liabilities in excess of other assets (0.7)%				(1,539,164)

Net Assets 100.0%				$228,632,797

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).